SCHEDULE OF DETAILED INFORMATION ABOUT PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Balance at December 31, 2023	$ 1,600	$ 1,600
Ending Balance	2,209	1,600
Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2023	492	241
Disposals	(17)	(65)
Depreciation	355	316
Ending Balance	830	492
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2023	421	421
Ending Balance	469	421
Computer equipment [member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2023	243	118
Disposals	(17)
Depreciation	100	125
Ending Balance	326	243
Software [Member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2023	1,170	1,170
Ending Balance	1,731	1,170
Software [Member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2023	248	57
Disposals
Depreciation	255	191
Ending Balance	503	248
Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2023	9	9
Ending Balance	9	9
Fixtures and fittings [member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2023	1	66
Disposals		(65)
Depreciation
Ending Balance	1	1
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2023	2,092	1,591
Disposals	(17)	(86)
Additions	964	587
Ending Balance	3,039	2,092
Gross carrying amount [member] | Computer equipment [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2023	664	526
Disposals	(17)
Additions	148	138
Ending Balance	795	664
Gross carrying amount [member] | Software [Member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2023	1,418	969
Disposals
Additions	816	449
Ending Balance	2,234	1,418
Gross carrying amount [member] | Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2023	10	96
Disposals		(86)
Additions
Ending Balance	$ 10	$ 10